KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 3.9%
Entertainment Content – 1.9%
Walt Disney Company (The) (a)	880	$ 166,355

Internet Media & Services - 2.0%
Alphabet, Inc. - Class A (a)	85	171,863

Consumer Discretionary - 10.9%
Apparel & Textile Products - 5.5%
adidas AG - ADR (a)	476	83,605
Levi Strauss & Company - Class A	7,275	169,216
NIKE, Inc. - Class B	1,000	134,780
VF Corporation	1,085	85,856
		473,457
Automotive - 1.9%
Tesla, Inc. (a)	235	158,742

Home & Office Products - 2.3%
Panasonic Corporation - ADR	15,250	200,004

Leisure Facilities & Services - 1.2%
Cheesecake Factory, Inc. (The)	1,805	99,185

Consumer Staples - 11.9%
Food - 7.3%
Beyond Meat, Inc. (a)	765	111,292
Conagra Brands, Inc.	2,570	87,200
General Mills, Inc.	1,520	83,615
Hershey Company (The)	580	84,477
Ingredion, Inc.	970	87,494
Tattooed Chef, Inc. (a)	5,380	107,224
Vital Farms, Inc. (a)	2,365	64,139
		625,441
Household Products - 2.0%
L'Oreal S.A. - ADR	1,165	85,348

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 11.9% (Continued)
Household Products - 2.0% (Continued)
Procter & Gamble Company (The)	680	$ 84,000
		169,348
Retail - Consumer Staples - 2.6%
Sprouts Farmers Market, Inc. (a)	7,045	148,720
Walmart, Inc.	605	78,602
		227,322
Energy - 8.5%
Oil & Gas Producers - 5.0%
Equinor ASA - ADR	8,049	152,609
Repsol S.A. - ADR	8,649	110,275
Total SE - ADR	3,550	164,720
		427,604
Renewable Energy - 3.5%
Canadian Solar, Inc. (a)	2,625	123,191
Enphase Energy, Inc. (a)	1,000	176,060
		299,251
Financials - 9.1%
Banking - 6.4%
Bank of Montreal	1,330	108,435
BNP Paribas S.A. - ADR (a)	4,917	146,723
Citigroup, Inc.	1,565	103,102
HSBC Holdings plc - ADR (a)	3,300	98,043
ING Groep N.V. - ADR	8,528	92,700
		549,003
Institutional Financial Services - 2.7%
Credit Suisse Group AG - ADR	6,800	98,260
Goldman Sachs Group, Inc. (The)	400	127,792
		226,052
Health Care - 11.9%
Biotech & Pharma - 9.6%
AbbVie, Inc.	1,255	135,214
Amgen, Inc.	292	65,677
AstraZeneca plc - ADR	1,145	55,395
Bristol-Myers Squibb Company	2,340	143,512
Merck & Company, Inc.	1,395	101,305

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 11.9% (Continued)
Biotech & Pharma - 9.6% (Continued)
Novo Nordisk A/S - ADR	1,750	$ 124,687
Roche Holding AG - ADR	2,684	110,312
Sanofi - ADR	1,885	86,503
		822,605
Medical Equipment & Devices - 2.3%
Abbott Laboratories	875	104,807
Medtronic plc	780	91,237
		196,044
Industrials - 14.1%
Commercial Support Services - 2.6%
ShotSpotter, Inc. (a)	1,985	83,330
Waste Management, Inc.	1,252	138,834
		222,164
Diversified Industrials - 2.3%
3M Company	495	86,655
Pentair plc	1,930	107,945
		194,600
Electrical Equipment - 1.6%
Trimble, Inc. (a)	1,905	141,237

Engineering & Construction - 1.3%
Stantec, Inc.	2,875	113,131

Machinery - 3.3%
Deere & Company	525	183,288
Xylem, Inc.	955	95,080
		278,368
Transportation & Logistics - 3.0%
A.P. Moller-Maersk A/S - B Shares - ADR	12,470	134,052
Deutsche Post AG - ADR	2,516	124,703
		258,755
Materials - 18.3%
Chemicals - 3.5%
Akzo Nobel N.V. - ADR	3,270	113,674
Avery Dennison Corporation	625	109,506

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 18.3% (Continued)
Chemicals - 3.5% (Continued)
Koninklijke DSM N.V. - ADR	1,945	$ 80,484
		303,664
Construction Materials - 3.8%
CRH plc - ADR	1,715	74,311
LafargeHolcim Ltd. - ADR	10,502	115,417
Vulcan Materials Company	810	135,262
		324,990
Forestry, Paper & Wood Products - 3.5%
Stora Enso Oyj - ADR	4,631	91,740
Trex Company, Inc. (a)	1,505	137,918
UPM-Kymmene Oyj - ADR	1,775	67,770
		297,428
Metals & Mining - 7.5%
Barrick Gold Corporation	5,796	108,211
Fortescue Metals Group Ltd. - ADR	3,420	128,250
Freeport-McMoRan, Inc.	4,696	159,241
Kinross Gold Corporation	15,296	95,294
Newmont Corporation	2,692	146,391
		637,387
Technology - 6.7%
Semiconductors - 1.8%
NVIDIA Corporation	270	148,117

Software - 3.9%
Microsoft Corporation	755	175,447
SAP SE - ADR	670	82,644
Simulations Plus, Inc.	1,060	76,023
		334,114
Technology Hardware - 1.0%
Sony Corporation - ADR	830	87,822

Utilities - 3.3%
Electric & Gas Marketing & Trading - 1.7%
Orsted A/S - ADR	2,725	146,987

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Utilities - 3.3% (Continued)
Electric Utilities - 1.6%
Iberdrola S.A. - ADR	1,485	$ 74,675
Red Electrica Corporation S.A. - ADR	7,825	64,987
		139,662

Investments at Value - 98.6% (Cost $6,907,993)		$ 8,440,702

Other Assets in Excess of Liabilities - 1.4%		116,042

Net Assets - 100.0%		$ 8,556,744

ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft
A/S	- Aktieselskab
ASA	- Aksjeseleskop
N.V.	- Naamloze Vennootschap
Oyj	- Jul kinen osakeyhtiӧ
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

KARNER BLUE BIODIVERSITY IMPACT FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2021 (Unaudited)

1.       Securities Valuation

Karner Blue Biodiversity Impact Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

KARNER BLUE BIODIVERSITY IMPACT FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the Fund’s investments and the inputs used to value the investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,440,702	$ -	$ -	$ 8,440,702
Total	$ 8,440,702	$ -	$ -	$ 8,440,702

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended February 28, 2021.

2.       Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.       Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2021:

Tax cost of portfolio investments	$ 6,916,570
Gross unrealized appreciation	$ 1,699,130
Gross unrealized depreciation	(174,998)
Net unrealized appreciation on investments	$ 1,524,132

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.       Foreign Securities Risk

The Fund may invest in American Depositary Receipts (“ADRs”). Investments in ADRs provide exposure to foreign securities that may involve different risks than those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk and greater price volatility, and may have higher liquidity risk than U.S. registered securities. As of February 28, 2021, the Fund had 41.9% of its net assets invested in ADRs.